Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Other Current Assets
Other Current Assets
6.	Other current assets

●	Other current assets consist of the following vendor deposits at March 31, 2021 and June 30, 2020. The majority of this amount relates to deposits towards distribution and marketing partnerships.

	March 31, 2021	June 30, 2020
Prepaid advertising costs	$222,186	$398,045
Vendor deposits – Other	$29,526	$40
TOTAL	$251,712	$398,085

7.	Other current assets	●	Other current assets consist of the following vendor deposits at June 30, 2020 and 2019. The majority of this amount relates to deposits towards distribution and marketing partnerships i.e. slotting fees.

	June 30, 2020	June 30, 2019
Prepaid advertising costs	$398,045	$-
Vendor deposits – Other	$40	$1,000
TOTAL	$398,085	$1,000